GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]

11. GENERAL AND ADMINISTRATIVE EXPENSES

	2022	2021
General and administrative	$3,396	$2,039
Marketing	528	507
Professional fees	907	1,099
Remuneration	2,993	2,366
General and administrative expenses	$7,824	$6,011